SHAREHOLDERS’ EQUITY	12 Months Ended
Mar. 31, 2025
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE – 10 SHAREHOLDERS’ EQUITY

Authorized Stocks

The Company was established under the laws of Cayman Islands on April 11, 2022, with authorized to issue one class of ordinary share. On April 11, 2022, the total number of ordinary shares which the Company is authorized to issue 50,000,000 shares of capital stock, consisting of 6,562,500 shares of ordinary share issued and outstanding, at USD0.001 par value. The authorized share capital was increased to 500,000,000 ordinary shares on September 2, 2022.

Ordinary Share

On October 24, 2022, the Company issued 38,622 ordinary shares to Next Master Investments Limited (“Next Master”) at the price of USD2.00 per share, for a cash consideration of USD77,244. Concurrently, the Company issued the additional 45,000 ordinary shares to Next Master to settle its debt in an amount of USD90,000, at the price of USD2.00 per share.

On July 26, 2023, the Company issued 1,202,981 ordinary shares to Top Elect Group Limited at the price of USD1,203, which was settled as of March 27, 2024, and issued 61,038 and 65,206 ordinary shares for cash consideration of USD65 and USD61 to Next Master and Trade Expert Holdings Limited, respectively.

On January 11, 2024, the Company consummated the Initial Public Offering of 2,449,943 ordinary shares at a fixed price of USD4.00 per share. The net proceeds from the Offering amounted to HKD67,708,633 (equal to USD8,680,594), after deducting underwriting discounts, commissions and offering-related expenses.

On May 9, 2024, the Company issued a total of 1,539,281 ordinary shares under the Plan, at the average market prices ranging from US$0.716 to US$0.778 per share, to four consultants to settle marketing advisories services fee rendered of US$1,165,000.

On October 11, 2024, the Company issued 3,600,000 ordinary shares at USD0.351 per share, for total gross proceeds of US$1,263,600 before deducting offering expenses payable by the Company.

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2023, 2024 AND 2025

As of March 31, 2025 and 2024, the Company had a total of 15,564,571 and 10,425,290 shares of ordinary shares issued and outstanding, respectively.

Share Award Scheme

On April 19, 2024, the Company adopted the 2024 Equity Incentive Plan (the “Plan”). The maximum number of Ordinary Shares that are available for issuance under the Plan is 2,000,000 ordinary shares. Options shall expire after a maximum period not exceeding 10 years from the Date of Grant. On May 9, 2024, 1,539,281 ordinary shares were issued under the Plan. The Plan provides for the grant of awards to eligible employees, directors, consultants, independent contractors, and advisors in the form of options, restricted stock, restricted stock units, stock appreciation rights, performance awards, other stock-based awards or dividend equivalents (each, an award).

As of March 31, 2025, 460,719 ordinary shares are not yet issued under the Plan.